Investment in associate	12 Months Ended
Sep. 30, 2022
Disclosure of associates [abstract]
Investment in associate

9. Investment in associate

The Company acquired 25,687,444 common shares of Val-d'Or Mining Corporation ("VZZ") as part of the acquisition of Golden Valley. On March 18, 2022, the Company participated in the VZZ private placement offering and acquired 3,277,606 units at a price of C$0.16 per unit. Each unit is comprised of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable for the purchase of one common share of VZZ at a per share price of C$0.20 until March 18, 2024. As at September 30, 2022, the Company has a 35.59% equity interest in VZZ.

The following table summarizes the changes to investment in associates for the period from November 5, 2021 to September 30, 2022:

($)
Balance at September 30, 2021	—
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	1,429